Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration risk percentage	88.00%	87.00%	84.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	29.00%	24.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%	26.00%	31.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	14.00%	16.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	18.00%	13.00%